EMPLOYEE EQUITY INCENTIVE PLAN (Stock-Based Compensation Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
Share-based compensation expense	$ 1,573,729	$ 4,464,497	$ 4,579,522
2014	848,267
2015	436,148
2016	576,817
Total	$ 1,861,232
Stock-based compensation , weighted average period	2 years 7 days